CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 102,398	$ 104,446
Restricted cash	1,039	1,089
Short-term bank deposits	250,600	217,200
Accounts receivable (net of allowance of $737 and $891 at June 30, 2022 and December 31, 2021, respectively)	86,251	115,361
Prepaid expenses and other current assets	11,809	8,075
Total Current Assets	452,097	446,171
Long-Term Assets:
Property and equipment, net	3,935	4,211
Operating lease right-of-use assets	9,961	11,578
Intangible assets, net	51,099	56,700
Goodwill	189,265	189,265
Deferred Taxes Non Current	5,398	5,228
Other assets	70	79
Total Long-Term Assets	259,728	267,061
Total Assets	711,825	713,232
Current Liabilities:
Accounts payable	96,687	107,730
Accrued expenses and other liabilities	25,314	40,331
Short-term operating lease liability	3,251	3,615
Deferred revenues	2,560	3,852
Payment Obligation Related To Acquisition	37,724	38,179
Total Current Liabilities	165,536	193,707
Long-Term Liabilities:
Payment Obligation Related To Acquisition Non Current	21,491	33,250
Long-term operating lease liability	7,663	9,774
Other long-term liabilities	9,935	9,541
Total Long-Term Liabilities	39,089	52,565
Total Liabilities	204,625	246,272
Commitments and Contingencies
Shareholders' equity:
Ordinary shares of ILS 0.03 par value - Authorized: 60,000,000 shares; Issued: 44,778,307 and 43,812,062 as of June 30, 2022 and, December 31, 2021 respectively; Outstanding: 44,662,968 and 43,696,723 shares as of June 30, 2022 and, December 31, 2021, respectively	379	375
Additional paid-in capital	502,573	496,154
Treasury shares at cost (115,339 shares as of June 30, 2022 and December 31, 2021)	(1,002)	(1,002)
Accumulated other comprehensive loss	(1,277)	(128)
Retained earnings (accumulated deficit)	6,527	(28,439)
Total Shareholders' Equity	507,200	466,960
Total Liabilities and Shareholders' Equity	$ 711,825	$ 713,232